Subsequent Events - Additional Information (Details) - USD ($)				1 Months Ended
	Jul. 20, 2023	Jun. 23, 2023	Aug. 31, 2021	Apr. 30, 2023	Mar. 31, 2023	Aug. 31, 2021	May 31, 2021	Oct. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Interest rate			1.00%			1.00%	1.00%
Loan, maturity date			Jul. 31, 2022			Jul. 31, 2022	May 31, 2022
Par value of common shares issued (in Dollars per share)		$ 0.6		$ 0.6	$ 0.0001				$ 0.0001			$ 0.0001
Common stock per share				0.6
Conversion price per share				0.6						$ 10	$ 10
Common Stock, Value, Issued					$ 2,019				$ 1,978			$ 1,716
Class of warrant or rights exercise price										$ 0.01
Long Term Convertible Notes Payable
Subsequent Event [Line Items]
Interest rate								8.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
proceeds from loan					$ 250,000
Interest rate					5.00%
Loan, maturity date					Dec. 31, 2023
Par value of common shares issued (in Dollars per share)		$ 0.6		$ 0.6
Related party loans				$ 1,130,775
Warrant to purchase shares of common stock		666,667		1,884,625
Conversion price per share				$ 0.6
Commission paid				$ 125,000
Common Stock, Value, Issued		$ 400,000
Subsequent Event [Member] | Founder and Director[ Member] | Excercise Of Warrants [Member]
Subsequent Event [Line Items]
Stock issued during the period shares new issues	458,333
Class of warrant or rights exercise price	$ 0.6
Proceeds from the exercise of warrants	$ 275,000
Subsequent Event [Member] | Long Term Convertible Notes Payable
Subsequent Event [Line Items]
Related party loans				$ 1,130,775
Subsequent Event [Member] | Convertible Notes
Subsequent Event [Line Items]
Common stock per share				$ 0.6
Aggregate purchase amount of shares				$ 2,195,034
Subsequent Event [Member] | Unsecured Convertible Promissory Notes
Subsequent Event [Line Items]
Par value of common shares issued (in Dollars per share)				$ 0.6
Unsecured convertible promissory note				$ 1,130,775
Class of warrant or right issued				1,884,625
Subsequent Event [Member] | Warrant Subscription Agreements
Subsequent Event [Line Items]
Par value of common shares issued (in Dollars per share)				$ 0.6
Warrant to purchase shares of common stock				209,670
Aggregate Principal Amount				$ 3,658,390